Submission	Nov. 26, 2025
Submission [Line Items]
Central Index Key	0002011514
Registrant Name	Anteris Technologies Global Corp.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A